Investment Portfolio	as of January 31, 2022 (Unaudited)
DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)

Municipal Investments 106.6%
Alabama 1.3%
Alabama, Black Belt Energy Gas District Prepay Revenue, Series A, 4.0%, Mandatory Put 12/1/2023 @ 100, 12/1/2048, GTY: Goldman Sachs Group, Inc.	2,200,000	2,298,247
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049, GTY: Morgan Stanley	1,200,000	1,267,926
		3,566,173
Alaska 0.2%
Alaska, Northern Tobacco Securitization Corp. Tobacco Settlement Revenue, “2”, Series B-1, 0.5%, 6/1/2031	500,000	480,827
Arizona 3.3%
Arizona, Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children Hospital:
Series A, 5.0%, 2/1/2027	200,000	233,857
Series A, 5.0%, 2/1/2028	1,300,000	1,552,581
Series A, 5.0%, 2/1/2029	1,300,000	1,581,887
Arizona, State Certificates of Participation, Series A, ETM, 5.0%, 10/1/2026	1,500,000	1,750,498
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 0.31% (a), Mandatory Put 11/4/2026 @ 100, 1/1/2046	810,000	810,298
Arizona, Tempe Industrial Development Authority, Tempe Life Care Village Inc., Series C-2, 1.125%, 12/1/2026	2,000,000	1,936,314
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co., Series A, AMT, 1.875%, Mandatory Put 3/31/2023 @ 100, 9/1/2032	1,000,000	1,009,750
		8,875,185
California 18.6%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series B-1, MUNIPSA + 1.1%, 1.16% (a), Mandatory Put 4/1/2024 @ 100, 4/1/2045	1,900,000	1,927,388
Series A, MUNIPSA + 1.25%, 1.31% (a), Mandatory Put 4/1/2027 @ 100, 4/1/2036	3,940,000	4,111,066
California, Eastern Municipal Water District, Series B, MUNIPSA + 0.1%, 0.16% (a), Mandatory Put 7/1/2024 @ 100, 7/1/2046	1,630,000	1,630,377
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series A, 144A, AMT, 0.2%, Mandatory Put 2/1/2022 @ 100, 1/1/2050	1,880,000	1,880,000
California, Metropolitan Water District Revenue, Series E, MUNIPSA + 0.14%, 0.2% (a), Mandatory Put 5/21/2024 @100, 7/1/2037	880,000	880,246
California, Municipal Finance Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project, Series A, AMT, 0.3%, Mandatory Put 4/1/2022 @ 100, 7/1/2041	750,000	749,899
California, Nuveen AMT-Free Quality Municipal Income Fund, Series D, 0.26% (b), 2/1/2022	3,500,000	3,500,000
California, Pollution Control Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Project:
Series A, 144A, AMT, 0.2%, Mandatory Put 5/2/2022 @ 100, 8/1/2023	1,500,000	1,500,000
Series A-1, 144A, AMT, 0.25%, Mandatory Put 4/18/2022 @ 100, 11/1/2042	925,000	924,813
California, Public Finance Authority Revenue, Enso Village Project, Series B-3, 144A, 2.125%, 11/15/2027	1,500,000	1,505,010

California, San Diego Association of Governments, Capital Grant Receipts Revenue, Mid-Coast Corridor Transit Project, Series B, 1.8%, 11/15/2027	2,500,000	2,535,616
California, State Department of Water Resources, Center Valley Project, Water Systems, Series AT, MUNIPSA + 0.37%, 0.43% (a), Mandatory Put 12/1/2022 @ 100, 12/1/2035	4,000,000	4,003,550
California, State General Obligation:
Series E-REMK, MUNIPSA + 0.43%, 0.49% (a), Mandatory Put 12/1/2023 @ 100, 12/1/2029	1,250,000	1,252,047
5.0%, 9/1/2030	1,500,000	1,900,026
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.08% (b), 2/1/2022, LOC: U.S. Bank NA	100,000	100,000
California, State Infrastructure & Economic Development Bank Revenue:
Series A, MUNIPSA + 0.35%, 0.41% (a), Mandatory Put 8/1/2024 @ 100, 8/1/2047	570,000	570,645
1.75%, Mandatory Put 8/1/2026 @ 100, 8/1/2055	1,100,000	1,110,358
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, APM Project:
Series A, AMT, 5.0%, 12/31/2025	1,000,000	1,124,516
Series A, AMT, 5.0%, 6/30/2026	500,000	567,809
California, State Public Works Board, Lease Revenue Refunding Bonds, Various Capital Project, Series A, 5.0%, 8/1/2029 (c)	1,905,000	2,342,625
California, Statewide Communities Development Authority Revenue, Viamonte Senior Living Project, Series B, 3.0%, 7/1/2025	470,000	470,715
California, Tobacco Securitization Agency, Tobacco Settlement, Series B-1, 1.75%, 6/1/2030	75,000	75,150
California, Transbay Joint Powers Authority, Series B, 2.4%, 10/1/2049	550,000	544,014
California, University of California Revenue:
Series S, 5.0%, 5/15/2028 (c)	2,000,000	2,417,880
Series S, 5.0%, 5/15/2029 (c)	1,000,000	1,234,158
Glendale, CA, Unified School District:
5.0%, 9/1/2025	500,000	567,077
5.0%, 9/1/2026	500,000	583,423
Long Beach, CA, Harbor Revenue, Private Activity, Series B, AMT, 4.0%, 5/15/2022	5,000,000	5,050,270
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue Refunding Bond, Series G, 5.0%, 12/1/2029 (c)	750,000	913,667
Mount Diablo, CA, Mount Diablo Unified School District, Refunding General Obligation , Series B, 4.0%, 8/1/2027 (c)	2,300,000	2,572,355
Port Oakland, CA, Intermediate Lien Revenue Bonds:
Series H, AMT, 5.0%, 5/1/2028	500,000	597,295
Series H, AMT, 5.0%, 11/1/2029	250,000	307,571
San Francisco City & County, CA, Multi Family Housing Revenue, Eastern Park Apartments, Series K, 1.3%, Mandatory Put 1/1/2023 @ 100, 7/1/2023	1,250,000	1,253,249
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Sacramento County Tobacco Securitization Corp., Series B-1, 0.45%, 6/1/2030	80,000	78,148
		50,780,963
Colorado 2.5%
Cherry Creek, CO, School District No. 5, Series C, 5.0%, 12/15/2031	2,000,000	2,385,869
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2026	2,000,000	2,307,728
Series D, 5.0%, Mandatory Put 11/15/2022 @ 100, 11/15/2031	2,000,000	2,067,305
		6,760,902
Connecticut 2.2%
Connecticut, Special Tax Obligation Revenue, Transport Infrastructure Purposes, Series C, 5.0%, 1/1/2029	1,000,000	1,220,032
Connecticut, State General Obligation, Series A, 5.0%, 3/15/2029	2,000,000	2,227,023
Connecticut, State Housing Finance Authority, Housing Finance Mortgage Program:
Series E-E3, 1.625%, Mandatory Put 11/15/2022 @ 100, 11/15/2059	485,000	485,376
Series C-1, 4.0%, 11/15/2047	750,000	790,081

Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	575,000	606,002
Connecticut, State Special Tax Obligation Revenue, Series A, 5.0%, 5/1/2024	500,000	543,659
		5,872,173
Florida 2.8%
Atlantic Beach, FL, Healthcare Facilities Revenue Fleet Landing Project, Series B-2, 3.0%, 11/15/2023	1,250,000	1,250,464
Clay County, FL, Sales Surtax Revenue, 5.0%, 10/1/2022	650,000	668,956
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Project Loan Program, Series A-1, 5.0%, 10/1/2026	500,000	567,419
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, AMT, 0.3%, Mandatory Put 7/1/2022 @ 100, 12/1/2056	1,155,000	1,153,999
Florida, Development Finance Corp., The Mayflower Retirement Community Project, Series B, 144A, 1.75%, 6/1/2026	1,020,000	998,230
Florida, Development Finance Corp., Transportation Facility Revenue, Virgin Trains U.S.A. Passanger Rail Project, Series A, 144A, AMT, 6.375%, Mandatory Put 1/1/2026 @ 100, 1/1/2049	1,000,000	1,015,821
Miami-Dade County, FL, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management Inc., Project:
0.32%, Mandatory Put 11/1/2022 @ 100, 9/1/2027	575,000	573,663
AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2041	925,000	924,619
Village, FL, Community Development District No. 13, Special Assessment Revenue, 2.625%, 5/1/2024	375,000	379,512
		7,532,683
Georgia 1.7%
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	1,200,000	1,274,287
Georgia, Geo L Smith II Congress Center Authority, Convention Center Hotel First Tier Revenue, Series A, 2.375%, 1/1/2031	750,000	744,135
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	1,865,000	1,944,779
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048, LIQ: Royal Bank of Canada	750,000	786,694
		4,749,895
Hawaii 0.2%
Honolulu County, HI, General Obligation, Series A, 5.0%, 11/1/2029 (c)	500,000	601,707
Illinois 2.5%
Illinois, Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2028	1,000,000	1,218,302
Illinois, State Development Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A, AMT, 0.4%, Mandatory Put 11/1/2022 @ 100, 11/1/2044, GTY: Waste Management Holdings	1,155,000	1,151,368
Illinois, State General Obligation:
5.0%, 8/1/2023	1,000,000	1,057,922
Series A, 5.0%, 3/1/2028	750,000	872,348
5.375%, 5/1/2023	1,000,000	1,053,981
Illinois, State Sales Tax Revenue, Junior Obligation, Series A, 5.0%, 6/15/2022	1,500,000	1,525,297
		6,879,218

Indiana 0.5%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, MUNIPSA + 0.3%, 0.36% (a), Mandatory Put 3/1/2027 @ 100, 3/1/2039	765,000	765,305
Indiana, State Finance Authority, Economic Development Revenue, Republic Sevices, Inc., Project, Series A, AMT, 0.22%, Mandatory Put 3/1/2022 @ 100, 5/1/2034	535,000	534,958
		1,300,263
Iowa 0.1%
Iowa, State Higher Education Loan Authority Revenue, Loras College, 0.11% (b), 2/1/2022, LOC: Bank of America NA	50,000	50,000
Iowa, Tobacco Settlement Authority Settlement Revenue, Series B, 0.375%, 6/1/2030	285,000	284,694
		334,694
Kentucky 2.1%
Kentucky, Higher Education Student Loan Corp. Revenue, Taxable Asset Back Notes, “A1A”, Series 2021-1, 1.65%, 3/25/2051	920,408	891,512
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2025 @ 100, 1/1/2049, GTY: BP Corp. North America, Inc.	1,435,000	1,526,378
Louisville & Jefferson County, KY, Metropolitan Government Control Revenue, Louisville Gas & Celectric Co., Series B, AMT, 1.35%, 11/1/2027	3,000,000	2,877,481
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.13% (b), 2/1/2022, LOC: PNC Bank NA	450,000	450,000
		5,745,371
Louisiana 1.5%
Lake Charles, LA, Harbor & Terminal District Revenue, Big Lake Fuels LLC Project, AMT, 1.0%, Mandatory Put 12/1/2024 @ 100, 12/1/2051	3,000,000	2,962,417
Louisiana, Stadium & Exposition District, Bond Anticipation Notes, 5.0%, 7/3/2023	1,000,000	1,035,982
		3,998,399
Maine 0.3%
Maine, State Turnpike Authority:
5.0%, 7/1/2029 (c)	355,000	432,613
5.0%, 7/1/2030 (c)	255,000	316,478
		749,091
Maryland 1.4%
Maryland, State Department of Transportation, Series A, 5.0%, 12/1/2028 (c)	1,250,000	1,520,202
Maryland, State General Obligation, Series D, 4.0%, 8/1/2028 (c)	1,000,000	1,143,645
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series B-2, 5.0%, Mandatory Put 7/1/2027 @ 100, 7/1/2045	1,000,000	1,159,164
		3,823,011
Massachusetts 3.5%
Massachusetts, Educational Financing Authority Education Loan Revenue:
Series B, AMT, 2.0%, 7/1/2037	170,000	162,611
Series B, AMT, 2.625%, 7/1/2036	780,000	772,872
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U, 0.11% (b), 2/1/2022, LOC: TD Bank NA	4,185,000	4,185,000
Massachusetts, State Development Financing Agency, College of the Holy Cross, Series A, 0.12% (b), 2/1/2022, LOC: Bank of America NA	1,930,000	1,930,000
Massachusetts, State General Obligation, 1.25%, 9/1/2022	1,000,000	1,002,936

Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K-1, 0.11% (b), 2/1/2022, LOC: TD Bank NA	1,200,000	1,200,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University Issue, Series T, 5.0%, 10/1/2025	245,000	252,195
		9,505,614
Michigan 1.3%
Michigan, State Finance Authority Revenue, “A1A”, Series A, 1.3%, 7/25/2061	1,724,166	1,677,403
Michigan, State Finance Authority Revenue, Hospital McLaren Health Care Corp., Series D-2, 1.2%, Mandatory Put 4/13/2028 @ 100, 10/15/2038	1,250,000	1,213,476
Michigan, State Housing Development Authority, Series A-1, 1.5%, 10/1/2022	530,000	532,169
		3,423,048
Minnesota 1.8%
Minnesota, State Housing Finance Agency, Residential Holding Finance, Series H, MUNIPSA + 0.55%, 0.61% (a), Mandatory Put 12/12/2023 @ 100, 7/1/2041	5,000,000	5,022,777
Missouri 1.5%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, Series 2021-1, 1.53%, 1/25/2061	2,135,338	2,065,891
Missouri, Plaza At Noah's Ark Community Improvement District:
3.0%, 5/1/2023	150,000	151,280
3.0%, 5/1/2024	200,000	202,343
3.0%, 5/1/2025	225,000	227,850
Missouri, State Development Finance Board Infrastructure Facilities Revenue, St. Louis Convention Center Hotel Garage Project, Series C, 0.11% (b), 2/1/2022, LOC: U.S. Bank NA	1,550,000	1,550,000
		4,197,364
Nevada 0.1%
Sparks, NV, Tourism Improvement District No. 1 Revenue, Sales Tax Revenue, Series A, 144A, 2.5%, 6/15/2024	345,000	347,705
New Jersey 4.2%
Burlington County, NJ, General Improvement Water Sewer Utility Revenue, Series A, 1.5%, 5/25/2022	4,803,000	4,814,891
New Jersey, General Obligation, 1.5%, 5/20/2022	3,000,000	3,007,283
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	195,000	196,468
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series A, 2.375%, 12/1/2029	170,000	171,490
New Jersey, State Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, Series A, 5.0%, 6/15/2024	1,000,000	1,087,722
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2025	1,955,000	2,186,827
		11,464,681
New Mexico 0.6%
New Mexico, Mortgage Finance Authority, Single Family Mortgage, “I”, Series A-1, 4.0%, 1/1/2049	615,000	657,523
Santa Fe, NM, Retirement Facility Revenue, El Castillo Retirement Project, Series B-1, 2.625%, 5/15/2025	1,000,000	1,000,806
		1,658,329
New York 21.9%
Chautauqua County, NY, Capital Resource Corp., Exempt Facilities Revenue, NRG Energy, Inc. Project, 1.3%, Mandatory Put 4/3/2023 @ 100, 4/1/2042	2,000,000	1,997,997
New York, Housing Development Corp., Multi-Family Mortgage Revenue, Series H, 0.12%, Mandatory Put 3/15/2022 @100, 11/1/2051	320,000	319,840

New York, Metropolitan Transportation Authority, Series F, 5.0%, 11/15/2022	5,390,000	5,555,790
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.12% (b), 2/1/2022, LOC: Barclays Bank PLC	10,675,000	10,675,000
Series A, 0.777%, 11/15/2022	1,250,000	1,250,093
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.11% (b), 2/1/2022, LOC: TD Bank NA	5,200,000	5,200,000
New York, State Housing Finance Agency Revenue, Series K, 1.45%, 5/1/2023	2,500,000	2,507,232
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 0.11% (b), 2/1/2022, LOC: Landesbank Hessen-Thuringen	200,000	200,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 195, 4.0%, 10/1/2046	1,240,000	1,294,591
New York, State Transportation Development Corp., Special Facility Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment, AMT, 5.0%, 1/1/2024	2,500,000	2,672,943
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-4C, 0.11% (b), 2/1/2022, LOC: U.S. Bank NA	1,970,000	1,970,000
New York & New Jersey, Port Authority:
Series 226, AMT, 5.0%, 10/15/2027	750,000	886,099
Series 226, AMT, 5.0%, 10/15/2028	660,000	793,525
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series A, 1.125%, Mandatory Put 11/1/2024 @ 100, 5/1/2060	1,000,000	998,657
New York City, NY, Muncipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE, 0.11% (b), 2/1/2022, LIQ: State Street B&T Co.	2,800,000	2,800,000
New York, NY, General Obligation:
Series A-3, 0.11% (b), 2/1/2022, LOC: Mizuho Bank Ltd.	400,000	400,000
Series D-4, 0.11% (b), 2/1/2022, LOC: TD Bank NA	4,650,000	4,650,000
Series 2, 0.12% (b), 2/1/2022	1,000,000	1,000,000
Series G-6, 0.12% (b), 2/1/2022, LOC: Mizuho Bank Ltd.	10,970,000	10,970,000
Series 3, 0.13% (b), 2/1/2022	635,000	635,000
Oyster Bay, NY, Public Improvement Refunding Bonds, 4.0%, 11/1/2027, INS: BAM	315,000	356,601
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute:
Series A, 5.0%, 9/1/2025	300,000	337,434
Series A, 5.0%, 9/1/2027	500,000	587,190
5.0%, 8/1/2028	1,000,000	1,127,614
Series A, 5.0%, 9/1/2028	500,000	598,772
		59,784,378
North Carolina 1.0%
North Carolina, Charlotte-Mecklenburg Hospital Health Care Authorirty Revenue, Series C, 5.0%, Mandatory Put 12/1/2028 @ 100, 1/15/2050	1,000,000	1,211,573
North Carolina, State Housing Finance Agency, Home Ownership Revenue:
Series 38-B, 4.0%, 7/1/2047	425,000	449,648
Series 41, 4.0%, 1/1/2050	1,100,000	1,174,456
		2,835,677
North Dakota 0.6%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program:
Series B, MUNIPSA + 0.2%, 0.26% (a), Mandatory Put 7/1/2024 @100, 1/1/2043	925,000	929,657
Series A, 4.0%, 7/1/2047	690,000	726,916
		1,656,573
Ohio 2.9%
Akron, OH, Income Tax Revenue, 4.0%, 12/1/2028 (c)	1,380,000	1,580,931
Allen Country, OH, Hospital Facilities Revenue:
Series C, 0.09% (b), 2/1/2022, LOC: Bank of Montreal	200,000	200,000
Series A, 5.0%, 12/1/2022	600,000	621,658
Series A, 5.0%, 12/1/2023	1,000,000	1,072,268

Cleveland, OH, Airport System Revenue:
Series A, 5.0%, 1/1/2023, INS: AGMC	1,810,000	1,882,070
Series A, AMT, 5.0%, 1/1/2025	1,000,000	1,098,393
Ohio, Port of Greater Cincinnati Development Authority Revenue, Convention Center Hotel Acquisition And Demolition Project, Series A, 3.0%, 5/1/2023	1,500,000	1,502,790
		7,958,110
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Gilcrease Expressway West Project, Series A, AMT, 1.625%, 7/6/2023	2,000,000	2,003,745
Oklahoma, State Municipal Power Authority, SIFMA Index, Series A, MUNIPSA + 0.39%, 0.45% (a), 2/3/2022	220,000	220,367
		2,224,112
Oregon 1.3%
Clackamas County, OR, Hospital Facility Authority, Senior Living Revenue, Rose Villa Project, Series B-2, 2.75%, 11/15/2025	1,250,000	1,250,732
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 3.5%, 7/1/2036	950,000	982,303
Washington Multnomah & Yamhill Counties, OR, Hillsboro School District No. 1J, 5.0%, 6/15/2031	1,180,000	1,396,964
		3,629,999
Pennsylvania 3.7%
Geisinger, PA, Authority Health System Revenue, Series B, 5.0%, Mandatory Put 2/15/2027 @ 100, 4/1/2043	1,000,000	1,155,867
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, 0.11% (b), 2/1/2022, LOC: JPMorgan Chase Bank NA	1,240,000	1,240,000
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds, 5.0%, 6/1/2026	2,000,000	2,299,464
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	510,000	524,988
Series 122, 4.0%, 10/1/2046	2,055,000	2,153,566
Philadelphia, PA, School District, Series 2020, 5.0%, 9/1/2022	1,000,000	1,025,564
Pittsburgh & Allegheny Counties, PA, Sports & Exhibition Authority Revenue, Series B, 5.0%, 2/1/2029, INS: AGMC (c)	875,000	1,043,477
Pittsburgh, PA, Water & Sewer Authority Systems Revenue, Series C, MUNIPSA + 0.65%, 0.71% (a), Mandatory Put 12/1/2023 @ 100, 9/1/2040, INS: AGMC	500,000	503,256
		9,946,182
Rhode Island 0.4%
Rhode Island, State Housing & Mortgage Finance Corp., Revenue, Multi Family Development Sustainability Bonds, Series 1-A, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2049	980,000	980,467
South Dakota 0.5%
South Dakota, Housing Development Authority, Homeownership Mortgage, Series B, 4.0%, 11/1/2047	1,185,000	1,247,975
Tennessee 1.0%
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	180,000	182,821
Tennessee, New Memphis Arena Public Building Authority, Local Government Public Improvement Bond, Zero Coupon, 4/1/2027	325,000	310,238
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 5/1/2023 @ 100, 5/1/2048, GTY: Goldman Sachs Group, Inc.	2,250,000	2,319,191
		2,812,250

Texas 10.4%
Bowie County, TX, Industrial Development Corp. Revenue, 0.12% (b), 2/1/2022, LOC: JPMorgan Chase Bank NA	2,400,000	2,400,000
Fort Bend, TX, Independent School District Variable Rate, Unlimited Tax Building and Refunding Bonds, Series B, 0.875%, Mandatory Put 8/1/2025 @ 100, 8/1/2050	395,000	391,355
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Hospital Health System, Series B-1, 5.0%, Mandatory Put 12/1/2022 @ 100, 7/1/2049	1,500,000	1,551,920
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2025	500,000	557,378
Series A, AMT, 5.0%, 7/1/2026	1,000,000	1,143,014
Series C, AMT, 5.0%, 7/1/2026	2,500,000	2,857,535
Houston, TX, Hotel Occupancy Tax And Special Revenue, Convention and Entertainment Facilities Department, 5.0%, 9/1/2026	1,735,000	2,005,202
Houston, TX, Independent School District:
Series A-2, 2.25%, Mandatory Put 6/1/2022 @ 100, 6/1/2039	1,000,000	1,005,494
4.0%, Mandatory Put 6/1/2023 @ 100, 6/1/2029	1,000,000	1,041,260
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., Project, AMT, 0.45% (b), Mandatory Put 5/1/2022 @ 1001/1/2026	1,500,000	1,500,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.12% (b), 2/1/2022, LOC: TD Bank NA	2,825,000	2,825,000
Texas, Angelina & Neches River Authority, Industrial Development Corp., Solid Waste Disposal and Waste Treatment Facility Revenue, Jefferson Enterprise Energy LLC Project, Series B, AMT, 0.45%, Mandatory Put 6/30/2022 @ 100, 12/1/2045	1,335,000	1,333,029
Texas, Clifton Higher Education Finance Corp. Revenue, Taxable Variable Rate, Idea Public Schools, Series T, 144A, 0.75%, Mandatory Put 2/15/2022 @ 100, 8/15/2050	6,000,000	5,998,966
Texas, Deer Park Independent School District, 0.16%, Mandatory Put 10/3/2022 @ 100, 10/1/2042	775,000	773,014
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	1,040,000	1,082,706
Texas, Lower Colorado River Authority Revenue, 5.0%, 5/15/2029, INS: AGMC (c)	1,000,000	1,225,544
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2029, GTY: Macquarie Group Ltd.	500,000	596,658
		28,288,075
Virginia 1.6%
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, First Tier General Resolution, 5.0%, 11/1/2023	1,250,000	1,333,481
Lynchburg, VA, Economic Development Authority, Hospital Revenue, Centra Health Obligated Group, Series B, 0.12% (b), 2/1/2022, LOC: Trust Bank	500,000	500,000
Peninsula, VA, Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, Series 2003, 1.7%, Mandatory Put 10/1/2022 @ 100, 10/1/2033	1,410,000	1,418,141
Virginia, Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo., LLC Project, AMT, 4.0%, 7/1/2029 (c)	1,000,000	1,093,855
		4,345,477
Washington 3.2%
King County, WA, Sewer Revenue, Series A, MUNIPSA + 0.23%, 0.29% (a), Mandatory Put 1/1/2027 @ 100, 1/1/2040	1,155,000	1,155,441
Seattle, WA, Municipal Light & Power Revenue:
Series B, MUNIPSA + 0.25%, 0.31% (a), Mandatory Put 11/1/2026 @ 100, 5/1/2045	355,000	358,083
Series C-1, MUNIPSA + 0.49%, 0.55% (a), Mandatory Put 11/1/2023 @ 100, 11/1/2046	2,000,000	2,006,057
Washington, Central Puget Sound Regional Transit Authority Sales & Use Taxes Revenue, Motor Vehicle Excise Tax Improvement, Green Bond, Series 2A, MUNIPSA + 0.2%, 0.26% (a), Mandatory Put 11/1/2026 @ 100, 11/1/2045	1,615,000	1,630,660
Washington, Economic Development Finance Authority, Mura Cascade ELP LLC Project, 144A, AMT, 0.33%, Mandatory Put 12/8/2022 @ 100, 12/1/2041	1,910,000	1,904,430

Washington, State General Obligation:
5.0%, 6/1/2026	500,000	578,285
5.0%, 6/1/2027	300,000	356,030
Washington, State Housing Finance Commission, Transforming Age Projects, Series B, 144A, 2.375%, 1/1/2026	720,000	719,859
		8,708,845
West Virginia 0.9%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Arch Resources Project, Series A, AMT, 4.125%, Mandatory Put 7/1/2025 @ 100, 7/1/2045	250,000	260,056
West Virginia, State Economic Development Authority, Solid Waste Disposal Facilities Revenue, Wheeling Power Co., Mitchell Project, Series A, AMT, 3.0%, Mandatory Put 4/1/2022 @ 100, 6/1/2037	2,250,000	2,259,587
		2,519,643
Wisconsin 1.4%
Wisconsin, State Health & Educational Facilities Authority Revenue, Advocate Aurora Health Credit Group, Series C-4, MUNIPSA + 0.65%, 0.71% (a), Mandatory Put 7/31/2024 @ 100, 8/15/2054	1,000,000	1,008,518
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.12% (b), 2/1/2022, LOC: Barclays Bank PLC	200,000	200,000
Wisconsin, State Housing & Economic Development Authority, Home Ownership Revenue, Series A, AMT, 3.5%, 3/1/2046	1,100,000	1,135,811
Wisconsin, Waukesha Note Anticipation Notes, Series A, 2.0%, 7/1/2022	1,500,000	1,505,285
		3,849,614
Guam 0.6%
Guam, International Airport Authority Revenue, Series A, AMT, ETM, 5.0%, 10/1/2022	1,500,000	1,542,114
Other 0.2%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-024, AMT, 2.304%, 5/15/2027	520,000	518,766
Total Municipal Investments (Cost $289,161,204)		290,518,330
	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (d) (Cost $86,511)	86,307	86,307

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $289,247,715)	106.6	290,604,637
Other Assets and Liabilities, Net	(6.6)	(18,046,184)
Net Assets	100.0	272,558,453
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)	Variable or floating rate security. These securities are shown at their current rate as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of January 31, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(c)	When-issued security.
(d)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
SIFMA: Securities Industry and Financial Markets Association
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$290,518,330	$—	$290,518,330
Open-End Investment Companies	86,307	—	—	86,307
Total	$86,307	$290,518,330	$—	$290,604,637
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSTMBF-PH1
R-080548-1 (1/23)